American High-Income Trust®
Investment portfolio
December 31, 2020
unaudited
Bonds, notes & other debt instruments 90.29% Corporate bonds, notes & loans 90.05% Communication services 14.73%	Principal amount (000)	Value (000)
Brightstar Escrow Corp. 9.75% 2025[1]	$9,985	$10,696
Cablevision Systems Corp. 6.75% 2021	9,000	9,422
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,865
Cablevision Systems Corp. 5.375% 2028[1]	2,425	2,595
Cablevision Systems Corp. 5.75% 2030[1]	4,695	5,153
Cars.com Inc. 6.375% 2028[1]	10,875	11,571
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	8,595	8,665
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,374	11,802
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	54,805	56,619
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	9,878	10,496
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	4,129	4,371
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	11,651	12,786
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	67,252	71,456
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	64,581	69,764
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	950	1,005
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	58,900	62,146
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	65,002	69,485
CenturyLink, Inc. 6.75% 2023	36,165	40,347
CenturyLink, Inc. 7.50% 2024	9,217	10,450
CenturyLink, Inc. 5.625% 2025	1,700	1,837
CenturyLink, Inc. 5.125% 2026[1]	31,056	32,839
CenturyLink, Inc. 4.00% 2027[1]	4,894	5,060
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	9,940	10,090
Diamond Sports Group LLC 5.375% 2026[1]	26,732	21,770
Diamond Sports Group LLC 6.625% 2027[1]	19,047	11,547
Discovery Communications, Inc. 4.65% 2050	7,555	9,458
Embarq Corp. 7.995% 2036	54,733	67,613
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[2,3]	4,364	4,395
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	14,477	15,128
Front Range BidCo, Inc. 6.125% 2028[1]	17,797	18,851
Frontier Communications Corp. 10.50% 2022[4]	95,925	50,218
Frontier Communications Corp. 11.00% 2025[4]	61,550	32,429
Frontier Communications Corp. 5.875% 2027[1]	37,290	40,390
Frontier Communications Corp. 5.00% 2028[1]	67,650	70,652
Frontier Communications Corp. 6.75% 2029[1]	28,050	30,066
Gogo Inc. 9.875% 2024[1]	156,185	167,526
Gray Television, Inc. 7.00% 2027[1]	11,484	12,589
iHeartCommunications, Inc. 6.375% 2026	236	252
iHeartCommunications, Inc. 5.25% 2027[1]	30,784	32,298
iHeartCommunications, Inc. 8.375% 2027	427	456
Inmarsat PLC 6.75% 2026[1]	30,680	33,090
Intelsat Jackson Holding Co. 5.50% 2023[4]	40,385	27,462
Intelsat Jackson Holding Co. 8.00% 2024[1]	35,020	35,910
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	47,700	34,220
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	17,530	17,947
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	45,355	46,248
American High-Income Trust — Page 1 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Lamar Media Corp. 3.75% 2028	$2,567	$2,643
Lamar Media Corp. 4.875% 2029	6,040	6,433
Liberty Global PLC 5.50% 2028[1]	8,369	8,845
Ligado Networks LLC 15.50% 2023[1,5]	36,825	35,904
Live Nation Entertainment, Inc. 6.50% 2027[1]	8,745	9,793
Live Nation Entertainment, Inc. 3.75% 2028[1]	6,750	6,837
Match Group, Inc. 4.625% 2028[1]	13,725	14,411
MDC Partners Inc. 6.50% 2024[1]	165,801	168,331
Meredith Corp. 6.875% 2026	40,510	39,573
National CineMedia, LLC 5.875% 2028[1]	4,575	3,889
Netflix, Inc. 5.375% 2021	20,000	20,112
Netflix, Inc. 4.875% 2028	9,395	10,610
Netflix, Inc. 5.375% 2029[1]	510	602
Netflix, Inc. 4.875% 2030[1]	5,678	6,540
Nexstar Broadcasting, Inc. 4.75% 2028[1]	46,475	48,712
Nexstar Escrow Corp. 5.625% 2027[1]	11,385	12,214
Numericable Group SA 7.375% 2026[1]	22,116	23,305
OUTFRONT Media Capital LLC 4.625% 2030[1]	1,010	1,034
Qwest Capital Funding, Inc. 6.875% 2028	15,340	16,392
Scripps Escrow II, Inc. 3.875% 2029[1]	18,325	19,138
Sinclair Television Group, Inc. 5.125% 2027[1]	10,799	11,008
Sinclair Television Group, Inc. 4.125% 2030[1]	35,275	36,192
Sirius XM Radio Inc. 4.625% 2024[1]	5,683	5,896
Sirius XM Radio Inc. 4.125% 2030[1]	5,975	6,367
Sprint Corp. 11.50% 2021	17,238	18,736
Sprint Corp. 7.625% 2026	26,521	32,958
Sprint Corp. 6.875% 2028	111,919	147,773
Sprint Corp. 8.75% 2032	100,195	158,746
TEGNA Inc. 4.75% 2026[1]	17,975	19,216
TEGNA Inc. 4.625% 2028[1]	26,343	26,985
TEGNA Inc. 5.00% 2029	17,247	18,236
T-Mobile US, Inc. 6.50% 2026	10,081	10,446
T-Mobile US, Inc. 3.875% 2030[1]	7,095	8,225
T-Mobile US, Inc. 4.50% 2050[1]	9,475	11,704
Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	12,525	12,525
Trilogy International Partners, LLC 8.875% 2022[1]	54,213	52,438
Trilogy International Partners, LLC 10.00% 2022[6,7]	20,000	19,200
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[1]	1,850	1,990
Univision Communications Inc. 5.125% 2025[1]	65,791	66,408
Univision Communications Inc. 6.625% 2027[1]	78,225	84,152
Virgin Media O2 4.25% 2031[1]	33,300	34,104
Virgin Media Secured Finance PLC 4.50% 2030[1]	11,455	11,982
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)[8]	1,895	2,360
Warner Music Group 5.50% 2026[1]	8,582	8,891
Warner Music Group 3.875% 2030[1]	15,770	16,785
Ziggo Bond Co. BV 5.125% 2030[1]	16,049	16,957
Ziggo Bond Finance BV 5.50% 2027[1]	25,904	27,085
Ziggo Bond Finance BV 4.875% 2030[1]	23,700	24,959
		2,649,677
Consumer discretionary 12.45%
99 Escrow Issuer, Inc. 7.50% 2026[1]	7,165	7,138
Adient US LLC 9.00% 2025[1]	11,496	12,832
Affinity Gaming 6.875% 2027[1]	23,180	24,310
American High-Income Trust — Page 2 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Allied Universal Holdco LLC 6.625% 2026[1]	$10,948	$11,687
Allied Universal Holdco LLC 9.75% 2027[1]	17,657	19,277
At Home Holding III Inc. 8.75% 2025[1]	4,925	5,341
Boyd Gaming Corp. 8.625% 2025[1]	2,090	2,327
Boyd Gaming Corp. 4.75% 2027	13,689	14,248
Brookfield Residential Properties Inc. 4.875% 2030[1]	5,535	5,727
Caesars Entertainment, Inc. 6.25% 2025[1]	18,120	19,320
Caesars Resort Collection, LLC 5.75% 2025[1]	6,980	7,405
Carnival Corp. 11.50% 2023[1]	32,096	37,160
Carnival Corp. 7.625% 2026[1]	7,000	7,640
Carnival Corp. 10.50% 2026[1]	12,825	14,957
Cedar Fair, LP 5.25% 2029	4,184	4,315
Churchill Downs Inc. 4.75% 2028[1]	15,102	15,930
Cirsa Gaming Corp. SA 7.875% 2023[1]	51,265	51,778
Clarios Global LP 6.75% 2025[1]	9,025	9,739
Dana Inc. 5.625% 2028	20,355	21,950
Dave & Buster’s, Inc. 7.625% 2025[1]	6,525	6,884
Empire Communities Corp. 7.00% 2025[1]	8,900	9,402
Extended Stay America Inc. 5.25% 2025[1]	2,000	2,053
Fertitta Entertainment, Inc. 6.75% 2024[1]	8,482	8,432
Ford Motor Co. 8.50% 2023	34,981	39,500
Ford Motor Co. 9.00% 2025	10,747	13,220
Ford Motor Co. 9.625% 2030	4,175	5,899
Ford Motor Co. 7.45% 2031	4,725	6,069
Ford Motor Credit Co. 3.20% 2021	340	341
Ford Motor Credit Co. 5.875% 2021	12,470	12,779
Ford Motor Credit Co. 3.339% 2022	5,202	5,260
Ford Motor Credit Co. 3.087% 2023	6,216	6,336
Ford Motor Credit Co. 3.096% 2023	4,005	4,051
Ford Motor Credit Co. 4.375% 2023	4,175	4,342
Ford Motor Credit Co. 3.664% 2024	10,115	10,398
Ford Motor Credit Co. 3.81% 2024	23,513	24,130
Ford Motor Credit Co. 5.584% 2024	20,749	22,409
Ford Motor Credit Co. 5.125% 2025	89,780	97,730
Ford Motor Credit Co. 4.389% 2026	6,350	6,674
Ford Motor Credit Co. 4.542% 2026	20,395	21,797
Ford Motor Credit Co. 3.815% 2027	3,375	3,474
Ford Motor Credit Co. 4.125% 2027	21,195	22,228
Ford Motor Credit Co. 4.271% 2027	4,575	4,804
Ford Motor Credit Co. 5.113% 2029	2,845	3,172
Ford Motor Credit Co. 4.00% 2030	29,063	30,609
Golden Nugget Inc., Term Loan-B, (3-month USD-LIBOR + 2.50%) 3.25% 2023[2,3]	1,815	1,759
Hanesbrands Inc. 4.625% 2024[1]	24,670	25,888
Hanesbrands Inc. 5.375% 2025[1]	11,356	12,029
Hanesbrands Inc. 4.875% 2026[1]	32,056	34,861
Hilton Worldwide Holdings Inc. 5.125% 2026	13,900	14,386
Hilton Worldwide Holdings Inc. 3.75% 2029[1]	3,750	3,917
Hilton Worldwide Holdings Inc. 4.875% 2030	8,757	9,583
Hilton Worldwide Holdings Inc. 4.00% 2031[1]	17,130	18,106
International Game Technology PLC 6.25% 2022[1]	3,663	3,789
International Game Technology PLC 6.50% 2025[1]	24,037	26,934
International Game Technology PLC 6.25% 2027[1]	21,290	24,420
International Game Technology PLC 5.25% 2029[1]	54,972	59,321
Jaguar Land Rover PLC 7.75% 2025[1]	7,950	8,581
American High-Income Trust — Page 3 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Jaguar Land Rover PLC 5.875% 2028[1]	$9,700	$9,812
KB Home 6.875% 2027	6,170	7,250
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3,6]	568	647
Landry’s Finance Acquisition Co., Term Loan B, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	—[9]	—[9]
Lennar Corp. 4.50% 2024	495	548
Lennar Corp. 4.75% 2027	520	615
Lennar Corp. 5.00% 2027	520	614
Levi Strauss & Co. 5.00% 2025	7,233	7,423
Limited Brands, Inc. 6.875% 2025[1]	3,455	3,757
Limited Brands, Inc. 6.625% 2030[1]	6,770	7,544
Limited Brands, Inc. 6.875% 2035	6,054	6,807
Limited Brands, Inc. 6.75% 2036	8,255	9,213
Lithia Motors, Inc. 4.375% 2031[1]	12,575	13,510
M.D.C. Holdings, Inc. 6.00% 2043	11,252	15,105
Macy’s, Inc. 8.375% 2025[1]	2,085	2,318
Mattel, Inc. 6.75% 2025[1]	11,696	12,356
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[2,3]	8,816	8,614
Melco International Development Ltd. 4.875% 2025[1]	300	310
Melco International Development Ltd. 5.75% 2028[1]	31,160	33,240
Merlin Entertainment 5.75% 2026[1]	10,798	11,373
MGM Growth Properties LLC 5.625% 2024	9,113	9,915
MGM Growth Properties LLC 4.625% 2025[1]	21,995	23,579
MGM Growth Properties LLC 3.875% 2029[1]	28,745	29,446
MGM Resorts International 7.75% 2022	17,435	18,601
MGM Resorts International 6.00% 2023	9,469	10,179
MGM Resorts International 5.50% 2027	8,147	9,091
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 5.375%) 5.607% 2023[2,3]	22,385	21,482
MYT Holding LLC 7.50% 2025[1,5]	25,708	25,901
NCL Corp. Ltd. 3.625% 2024[1]	6,450	6,140
NCL Corp. Ltd. 12.25% 2024[1]	2,900	3,484
NCL Corp. Ltd. 5.875% 2026[1]	8,100	8,551
Neiman Marcus Group Ltd. LLC, Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2025[2,3]	20,311	21,720
Netflix, Inc. 5.75% 2024	540	606
Newell Rubbermaid Inc. 4.875% 2025	7,770	8,559
Newell Rubbermaid Inc. 5.875% 2036[8]	535	651
Nissan Motor Co., Ltd. 3.522% 2025[1]	3,795	4,072
Nissan Motor Co., Ltd. 4.81% 2030[1]	8,075	9,113
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	4,625	5,423
Panther BF Aggregator 2, LP 6.25% 2026[1]	9,122	9,795
Panther BF Aggregator 2, LP 8.50% 2027[1]	14,785	16,087
Party City Holdings Inc. 6.125% 2023[1]	7,000	5,670
Party City Holdings Inc. 6.625% 2026[1]	5,000	3,762
PetSmart, Inc. 7.125% 2023[1]	139,000	139,125
PetSmart, Inc. 5.875% 2025[1]	50,547	52,032
PetSmart, Inc. 8.875% 2025[1]	81,039	83,336
Petsmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 4.50% 2022[2,3]	2,903	2,903
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[2,3]	27,279	27,068
Royal Caribbean Cruises Ltd. 9.125% 2023[1]	4,000	4,345
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	5,500	6,269
American High-Income Trust — Page 4 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises Ltd. 11.50% 2025[1]	$22,125	$25,893
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	7,306	7,365
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	45,555	46,876
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	23,666	26,358
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 2024[2]	2,746	2,746
Scientific Games Corp. 5.00% 2025[1]	9,671	9,991
Scientific Games Corp. 8.625% 2025[1]	30,335	33,255
Scientific Games Corp. 8.25% 2026[1]	64,094	69,177
Scientific Games Corp. 7.00% 2028[1]	22,058	23,754
Scientific Games Corp. 7.25% 2029[1]	32,040	35,218
Six Flags Entertainment Corp. 4.875% 2024[1]	27,913	28,039
Six Flags Theme Parks Inc. 7.00% 2025[1]	3,057	3,307
Sizzling Platter LLC 8.50% 2025[1]	7,925	8,263
Staples, Inc. 7.50% 2026[1]	21,708	22,705
Stars Group Holdings BV 7.00% 2026[1]	5,475	5,773
The Home Company Inc. 7.25% 2025[1]	12,585	12,956
Vail Resorts, Inc. 6.25% 2025[1]	5,590	5,974
VICI Properties LP 4.25% 2026[1]	12,298	12,774
VICI Properties LP 4.625% 2029[1]	19,188	20,564
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	16,157	16,555
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	9,666	9,900
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	51,951	54,906
Viking Cruises Ltd. 6.25% 2025[1]	5,360	5,272
Viking Cruises Ltd. 13.00% 2025[1]	4,190	5,015
Viking Cruises Ltd. 5.875% 2027[1]	3,290	3,224
Wyndham Destinations, Inc. 6.625% 2026[1]	8,975	10,288
Wyndham Worldwide Corp. 5.375% 2026[1]	13,915	14,428
Wyndham Worldwide Corp. 4.375% 2028[1]	25,085	26,112
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	17,513	17,801
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	5,967	6,162
Wynn Macau, Ltd. 5.125% 2029[1]	3,050	3,120
Wynn Resorts Ltd. 7.75% 2025[1]	28,001	30,380
Wynn Resorts Ltd. 5.125% 2029[1]	8,005	8,395
		2,239,155
Health care 12.27%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2026[2,3]	11,931	11,543
Avantor Funding, Inc. 4.625% 2028[1]	35,125	37,189
Bausch Health Companies Inc. 9.25% 2026[1]	48,876	54,560
Bausch Health Companies Inc. 5.00% 2028[1]	26,753	27,603
Bausch Health Companies Inc. 7.00% 2028[1]	17,527	19,295
Bausch Health Companies Inc. 5.00% 2029[1]	15,720	16,193
Bausch Health Companies Inc. 6.25% 2029[1]	1,455	1,583
Bausch Health Companies Inc. 5.25% 2030[1]	42,514	44,581
Bausch Health Companies Inc. 5.25% 2031[1]	28,395	29,718
Catalent Pharma Solutions Inc. 5.00% 2027[1]	819	866
Centene Corp. 4.75% 2025	5,390	5,538
Centene Corp. 5.375% 2026[1]	26,057	27,527
Centene Corp. 4.25% 2027	54,236	57,616
Centene Corp. 4.625% 2029	96,694	107,476
Centene Corp. 3.00% 2030	46,335	49,168
Centene Corp. 3.375% 2030	18,661	19,662
Charles River Laboratories International, Inc. 5.50% 2026[1]	7,766	8,149
Charles River Laboratories International, Inc. 4.25% 2028[1]	6,348	6,660
American High-Income Trust — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Community Health Systems Inc. 5.625% 2027[1]	$17,600	$18,946
Community Health Systems Inc. 6.00% 2029[1]	15,747	17,031
Concordia International Corp. 8.00% 2024[10]	3,251	3,300
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3,10]	892	872
Encompass Health Corp. 4.50% 2028	11,999	12,559
Encompass Health Corp. 4.75% 2030	14,756	15,832
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[1]	44,778	50,067
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	35,764	30,435
Endo International PLC 5.75% 2022[1]	48,922	47,516
Endo International PLC 5.875% 2024[1]	19,325	19,627
HCA Inc. 5.875% 2023	10,026	11,031
HCA Inc. 5.375% 2025	8,195	9,228
HCA Inc. 5.375% 2026	8,436	9,712
HCA Inc. 5.875% 2026	4,721	5,435
HCA Inc. 4.50% 2027	142	165
HCA Inc. 5.625% 2028	29,450	34,840
HCA Inc. 5.875% 2029	5,870	7,083
HCA Inc. 3.50% 2030	23,497	24,974
HCA Inc. 5.50% 2047	3,996	5,338
HCA Inc. 5.25% 2049	8,500	11,227
HealthSouth Corp. 5.75% 2025	14,927	15,449
IMS Health Holdings, Inc. 5.00% 2026[1]	38,977	40,902
Jaguar Holding Co. II 5.00% 2028[1]	19,695	21,049
Mallinckrodt International Finance SA 5.50% 2025[1,4]	16,000	5,600
Mallinckrodt PLC 5.75% 2022[1]	11,605	4,062
Mallinckrodt PLC 5.625% 2023[1,4]	3,096	1,084
Mallinckrodt PLC 10.00% 2025[1]	62,182	67,623
Molina Healthcare, Inc. 5.375% 2022	73,122	77,555
Molina Healthcare, Inc. 4.375% 2028[1]	20,505	21,602
Molina Healthcare, Inc. 3.875% 2030[1]	32,355	34,782
Owens & Minor, Inc. 4.375% 2024	26,088	26,822
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[2,3]	12,812	12,796
Par Pharmaceutical Inc. 7.50% 2027[1]	86,228	93,670
PAREXEL International Corp. 6.375% 2025[1]	12,030	12,353
Prime Healthcare Services, Inc. 7.25% 2025[1]	10,495	11,169
Radiology Partners, Inc. 9.25% 2028[1]	34,312	38,697
Radiology Partners, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.476% 2025[2,3]	9,900	9,764
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,6,7]	40,248	40,248
RP Escrow Issuer, LLC 5.25% 2025[1]	16,855	17,650
Select Medical Holdings Corp. 6.25% 2026[1]	9,039	9,748
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 2026[2,3]	9,926	9,977
Surgery Center Holdings 10.00% 2027[1]	7,264	8,040
Syneos Health, Inc. 3.625% 2029[1]	14,620	14,688
Team Health Holdings, Inc. 6.375% 2025[1]	68,352	59,124
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	13,870	12,500
Tenet Healthcare Corp. 6.75% 2023	1,730	1,863
Tenet Healthcare Corp. 4.625% 2024	21,901	22,471
Tenet Healthcare Corp. 4.875% 2026[1]	101,449	106,253
Tenet Healthcare Corp. 5.125% 2027[1]	8,669	9,200
Tenet Healthcare Corp. 6.25% 2027[1]	8,995	9,547
Tenet Healthcare Corp. 4.625% 2028[1]	8,940	9,381
Tenet Healthcare Corp. 6.125% 2028[1]	18,075	18,898
Teva Pharmaceutical Finance Co. BV 2.20% 2021	6,842	6,838
American High-Income Trust — Page 6 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.95% 2022	$4,400	$4,397
Teva Pharmaceutical Finance Co. BV 2.80% 2023	55,128	54,678
Teva Pharmaceutical Finance Co. BV 6.00% 2024	79,948	84,931
Teva Pharmaceutical Finance Co. BV 7.125% 2025	41,591	46,053
Teva Pharmaceutical Finance Co. BV 3.15% 2026	35,486	34,178
Teva Pharmaceutical Finance Co. BV 6.75% 2028	41,557	47,087
Teva Pharmaceutical Finance Co. BV 4.10% 2046	10,130	9,041
U.S. Renal Care, Inc. 10.625% 2027[1]	6,516	7,216
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	4,421	4,553
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	120,212	124,018
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	48,284	53,497
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	15,410	17,160
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.647% 2025[2,3]	7,551	7,562
		2,205,921
Energy 11.37%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[1,4]	28,567	214
Antero Resources Corp. 5.375% 2024	12,500	12,219
Antero Resources Corp. 7.875% 2026[1]	1,350	1,397
Apache Corp. 4.625% 2025	15,815	16,626
Apache Corp. 4.875% 2027	20,685	21,957
Apache Corp. 4.375% 2028	16,075	16,758
Apache Corp. 6.00% 2037	7,410	8,207
Apache Corp. 5.10% 2040	18,635	20,021
Apache Corp. 4.75% 2043	10,725	11,140
Apache Corp. 4.25% 2044	5,420	5,361
Apache Corp. 5.35% 2049	3,000	3,086
Ascent Resources - Utica LLC 7.00% 2026[1]	28,396	27,232
Ascent Resources - Utica LLC 9.00% 2027[1]	4,796	5,348
Ascent Resources - Utica LLC 8.25% 2028[1]	4,764	4,764
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 9.233% 2025[1,2,3]	9,149	10,011
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	11,250	11,277
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	17,684	18,878
Carrizo Oil & Gas Inc. 6.25% 2023	43,211	27,547
Cenovus Energy Inc. 5.375% 2025	12,930	14,586
Cenovus Energy Inc. 4.25% 2027	390	426
Cenovus Energy Inc. 5.25% 2037	5,400	6,113
Cenovus Energy Inc. 6.75% 2039	1,750	2,314
Cenovus Energy Inc. 5.40% 2047	11,390	13,371
Centennial Resource Production, LLC 6.875% 2027[1]	7,097	5,113
Cheniere Energy Partners, LP 5.25% 2025	2,000	2,055
Cheniere Energy Partners, LP 5.625% 2026	22,104	23,081
Cheniere Energy Partners, LP 4.50% 2029	21,427	22,697
Cheniere Energy, Inc. 7.00% 2024	10,666	12,462
Cheniere Energy, Inc. 5.875% 2025	5,005	5,829
Cheniere Energy, Inc. 4.625% 2028[1]	100,190	105,325
Chesapeake Energy Corp. 4.875% 2022[4]	28,871	1,444
Chesapeake Energy Corp. 5.75% 2023[4]	1,730	87
Chesapeake Energy Corp. 11.50% 2025[1,4]	74,252	13,105
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[2,3,4]	43,788	35,907
CITGO Petroleum Corp. 7.00% 2025[1]	8,600	8,595
CNX Resources Corp. 7.25% 2027[1]	14,830	15,887
American High-Income Trust — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
CNX Resources Corp. 6.00% 2029[1]	$19,285	$19,793
Comstock Resources, Inc. 9.75% 2026	36,237	38,919
Comstock Resources, Inc. 9.75% 2026	5,955	6,394
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,5]	115,294	32,859
Continental Resources Inc. 5.75% 2031[1]	9,475	10,535
Convey Park Energy LLC 7.50% 2025[1]	5,500	5,583
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[8]	4,835	4,037
DCP Midstream Operating LP 4.95% 2022	13,201	13,643
Diamond Offshore Drilling, Inc. 3.45% 2023[4]	3,250	410
Diamond Offshore Drilling, Inc. 7.875% 2025[4]	23,437	2,984
Diamond Offshore Drilling, Inc. 5.70% 2039[4]	7,984	998
Diamond Offshore Drilling, Inc. 4.875% 2043[4]	36,333	4,607
Endeavor Energy Resources, LP 6.625% 2025[1]	13,260	14,209
Energy Transfer Operating, LP 5.00% 2050	30,877	33,464
EnLink Midstream Partners, LLC 5.625% 2028[1]	8,585	8,791
EnLink Midstream Partners, LP 4.15% 2025	6,950	6,828
EQM Midstream Partners, LP 4.75% 2023	4,250	4,476
EQM Midstream Partners, LP 4.125% 2026	3,011	3,038
EQM Midstream Partners, LP 6.50% 2027[1]	40,025	45,126
EQM Midstream Partners, LP 5.50% 2028	15,121	16,557
EQT Corp. 7.875% 2025	10,982	12,521
EQT Corp. 3.90% 2027	1,825	1,816
EQT Corp. 5.00% 2029	7,360	7,778
EQT Corp. 8.75% 2030	5,395	6,602
Extraction Oil & Gas, Inc. 7.375% 2024[1,4]	17,350	3,186
Extraction Oil & Gas, Inc. 5.625% 2026[1,4]	31,395	5,763
Genesis Energy, LP 5.625% 2024	2,535	2,470
Genesis Energy, LP 6.50% 2025	28,384	27,657
Genesis Energy, LP 8.00% 2027	31,077	30,999
Harvest Midstream I, LP 7.50% 2028[1]	34,200	36,466
Hess Midstream Partners LP 5.125% 2028[1]	9,663	10,110
Hilcorp Energy I, LP 5.75% 2025[1]	11,400	11,570
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.146% 2024[2,3,6]	526	434
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.146% 2025[2,3,5]	7,441	5,084
McDermott International, Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.00% 2024[2,3,6,7]	2,000	2,000
MPLX LP 5.50% 2049	4,250	5,597
Murphy Oil Corp. 6.875% 2024	7,150	7,286
Murphy Oil Corp. 5.75% 2025	5,000	4,988
Murphy Oil Corp. 5.875% 2027	179	176
Nabors Industries Inc. 5.75% 2025	3,670	1,920
New Fortress Energy Inc. 6.75% 2025[1]	21,607	22,923
NGL Energy Partners LP 7.50% 2023	20,003	14,202
NGL Energy Partners LP 6.125% 2025	47,602	30,287
NGPL PipeCo LLC 4.375% 2022[1]	1,420	1,480
NGPL PipeCo LLC 4.875% 2027[1]	1,010	1,144
Northriver Midstream Finance LP 5.625% 2026[1]	10,800	11,174
NuStar Logistics, LP 6.75% 2021[1]	912	918
NuStar Logistics, LP 6.00% 2026	10,469	11,340
Occidental Petroleum Corp. 2.70% 2023	4,920	4,925
Occidental Petroleum Corp. 2.90% 2024	42,150	40,633
Occidental Petroleum Corp. 3.50% 2025	1,600	1,548
Occidental Petroleum Corp. 5.50% 2025	10,260	10,716
American High-Income Trust — Page 8 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 5.875% 2025	$22,395	$23,884
Occidental Petroleum Corp. 8.00% 2025	30,560	34,865
Occidental Petroleum Corp. 3.40% 2026	10,000	9,553
Occidental Petroleum Corp. 3.00% 2027	500	446
Occidental Petroleum Corp. 6.375% 2028	8,202	8,689
Occidental Petroleum Corp. 3.50% 2029	4,155	3,809
Occidental Petroleum Corp. 6.625% 2030	16,030	17,429
Occidental Petroleum Corp. 8.875% 2030	9,400	11,051
Occidental Petroleum Corp. 6.125% 2031	14,880	15,962
Occidental Petroleum Corp. 4.10% 2047	580	475
Occidental Petroleum Corp. 4.20% 2048	2,543	2,073
ONEOK, Inc. 5.85% 2026	4,939	5,921
ONEOK, Inc. 4.95% 2047	409	457
ONEOK, Inc. 5.20% 2048	2,968	3,464
ONEOK, Inc. 7.15% 2051	1,507	2,088
Ovintiv Inc. 6.50% 2034	8,100	9,383
Parsley Energy, Inc. 5.25% 2025[1]	1,671	1,745
Parsley Energy, Inc. 5.375% 2025[1]	2,968	3,058
PBF Holding Company LLC 9.25% 2025[1]	4,215	4,140
PDC Energy Inc. 5.75% 2026	12,000	12,413
Peabody Energy Corp. 6.00% 2022[1]	53,587	39,219
Peabody Energy Corp. 6.375% 2025[1]	825	458
Petrobras Global Finance Co. 5.60% 2031	4,225	4,862
Petrobras Global Finance Co. 6.90% 2049	6,575	8,350
Petrobras Global Finance Co. 6.75% 2050	12,530	15,584
Petróleos Mexicanos 6.875% 2025[1]	6,200	6,804
Petróleos Mexicanos 6.49% 2027	8,545	9,036
Petróleos Mexicanos 5.35% 2028	8,193	8,095
Petróleos Mexicanos 6.375% 2045	3,790	3,480
Petróleos Mexicanos 6.35% 2048	2,492	2,263
Petróleos Mexicanos 7.69% 2050	11,404	11,518
PowerTeam Services, LLC 9.033% 2025[1]	9,640	10,750
QEP Resources, Inc. 5.375% 2022	15,000	15,650
QEP Resources, Inc. 5.625% 2026	22,795	25,039
Range Resources Corp. 4.875% 2025	7,303	6,912
Rattler Midstream Partners LP 5.625% 2025[1]	19,290	20,411
Rockies Express Pipeline LLC 4.95% 2029[1]	11,193	11,663
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	2,100
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	10,930	12,963
Sanchez Energy Corp. 7.25% 2023[1,4]	22,796	228
SM Energy Co. 5.625% 2025	3,990	3,246
SM Energy Co. 6.625% 2027	4,570	3,667
Southwestern Energy Co. 6.45% 2025[8]	12,905	13,413
Southwestern Energy Co. 7.50% 2026	20,818	21,869
Southwestern Energy Co. 7.75% 2027	5,284	5,715
Southwestern Energy Co. 8.375% 2028	15,315	16,645
Sunoco LP 5.50% 2026	14,672	15,091
Sunoco LP 6.00% 2027	7,591	8,079
Sunoco LP 4.50% 2029[1]	26,615	27,730
Tallgrass Energy Partners, LP 5.50% 2024[1]	9,925	10,124
Tallgrass Energy Partners, LP 7.50% 2025[1]	14,265	15,427
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,6,7]	384	199
Targa Resources Partners LP 5.125% 2025	1,080	1,110
Targa Resources Partners LP 5.875% 2026	8,669	9,207
American High-Income Trust — Page 9 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners LP 6.50% 2027	$4,322	$4,700
Targa Resources Partners LP 6.875% 2029	10,818	12,204
Targa Resources Partners LP 5.50% 2030	25,393	27,593
Targa Resources Partners LP 4.875% 2031[1]	32,550	35,366
Teekay Corp. 9.25% 2022[1]	52,192	53,366
Teekay Offshore Partners LP 8.50% 2023[1]	25,891	22,069
Transocean Guardian Ltd. 5.875% 2024[1]	7,277	6,131
Transocean Inc. 6.125% 2025[1]	21,005	20,021
Transocean Poseidon Ltd. 6.875% 2027[1]	6,280	5,731
USA Compression Partners, LP 6.875% 2026	7,736	8,099
USA Compression Partners, LP 6.875% 2027	2,403	2,569
Vine Oil & Gas LP 8.75% 2023[1]	36,448	29,158
Weatherford International PLC 8.75% 2024[1]	28,999	29,108
Weatherford International PLC 11.00% 2024[1]	77,723	60,818
Western Gas Partners LP 4.50% 2028	20,157	20,963
Western Gas Partners LP 5.45% 2044	985	998
Western Midstream Operating, LP 4.10% 2025[8]	6,455	6,663
Western Midstream Operating, LP 4.75% 2028	2,830	2,950
Western Midstream Operating, LP 5.25% 2050	5,500	6,060
WPX Energy, Inc. 5.75% 2026	2,888	3,040
WPX Energy, Inc. 5.25% 2027	2,740	2,908
WPX Energy, Inc. 5.875% 2028	9,765	10,657
WPX Energy, Inc. 4.50% 2030	15,661	16,624
		2,045,012
Materials 10.95%
Alcoa Netherlands Holding BV 5.50% 2027[1]	18,760	20,552
Anglo American Capital PLC 5.625% 2030[1]	5,815	7,415
ArcelorMittal 4.25% 2029	1,885	2,091
ArcelorMittal 7.25% 2039[8]	1,104	1,551
ArcelorMittal 7.00% 2041[8]	6,000	8,279
Arconic Corp. 6.00% 2025[1]	8,170	8,737
Ardagh Group SA 6.50% 2027[1,5]	12,390	13,242
Ardagh Packaging Finance 5.25% 2025[1]	23,687	25,022
Ardagh Packaging Finance 6.00% 2025[1]	7,808	8,099
Ardagh Packaging Finance 4.125% 2026[1]	960	1,004
Ardagh Packaging Finance 5.25% 2027[1]	16,150	16,971
Axalta Coating Systems LLC 4.75% 2027[1]	7,995	8,515
Blue Cube Spinco Inc. 9.75% 2023	803	825
Blue Cube Spinco Inc. 10.00% 2025	4,600	4,876
BWAY Parent Co., Inc. 5.50% 2024[1]	27,273	27,851
BWAY Parent Co., Inc. 7.25% 2025[1]	3,005	3,039
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 2025[1]	7,520	7,567
Carlyle Group LP 8.75% 2023[1,5]	3,373	3,411
Cascades Inc. 5.125% 2026[1]	7,780	8,242
Cascades Inc. 5.375% 2028[1]	5,965	6,351
Chemours Co. 7.00% 2025	7,005	7,268
Cleveland-Cliffs Inc. 4.875% 2024[1]	45,744	46,687
Cleveland-Cliffs Inc. 5.75% 2025	45,074	45,835
Cleveland-Cliffs Inc. 9.875% 2025[1]	13,888	16,353
Cleveland-Cliffs Inc. 6.75% 2026[1]	21,628	23,385
Cleveland-Cliffs Inc. 5.875% 2027	63,355	64,677
Cleveland-Cliffs Inc. 7.00% 2027[1]	3,853	3,737
Consolidated Energy Finance SA 6.50% 2026[1]	10,805	10,832
American High-Income Trust — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Crown Holdings, Inc. 4.50% 2023	$3,000	$3,173
Crown Holdings, Inc. 7.375% 2026	2,000	2,442
CVR Partners, LP 9.25% 2023[1]	70,402	70,563
Element Solutions Inc. 3.875% 2028[1]	10,800	11,131
First Quantum Minerals Ltd. 7.25% 2023[1]	44,506	45,939
First Quantum Minerals Ltd. 6.50% 2024[1]	52,972	54,528
First Quantum Minerals Ltd. 7.50% 2025[1]	102,182	106,525
First Quantum Minerals Ltd. 6.875% 2026[1]	63,487	66,304
First Quantum Minerals Ltd. 6.875% 2027[1]	106,995	116,223
Freeport-McMoRan Inc. 3.875% 2023	3,750	3,920
Freeport-McMoRan Inc. 4.55% 2024	2,500	2,736
Freeport-McMoRan Inc. 4.25% 2030	10,950	11,809
Freeport-McMoRan Inc. 4.625% 2030	900	989
Freeport-McMoRan Inc. 5.40% 2034	8,075	10,119
Freeport-McMoRan Inc. 5.45% 2043	8,690	10,835
FXI Holdings, Inc. 7.875% 2024[1]	83,599	84,435
FXI Holdings, Inc. 12.25% 2026[1]	94,662	108,077
GPC Merger Sub Inc. 7.125% 2028[1]	10,495	11,617
GrafTech Finance Inc. 4.625% 2028[1]	9,650	9,795
Hexion Inc. 7.875% 2027[1]	34,187	36,644
INEOS Group Holdings SA 5.625% 2024[1]	13,888	14,122
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	33,497	37,998
LSB Industries, Inc. 9.625% 2023[1]	58,247	60,207
LYB International Finance III, LLC 3.80% 2060	3,651	3,944
Methanex Corp. 5.125% 2027	85,270	92,785
Methanex Corp. 5.25% 2029	18,400	19,975
Methanex Corp. 5.65% 2044	8,500	9,132
Neon Holdings, Inc. 10.125% 2026[1]	28,825	31,635
Newcrest Finance Pty Ltd. 4.20% 2050[1]	6,725	8,243
Nouryon Holding BV 8.00% 2026[1]	14,729	15,677
Nova Chemicals Corp. 4.875% 2024[1]	11,505	12,001
Nova Chemicals Corp. 5.25% 2027[1]	38,492	41,062
Novelis Corp. 5.875% 2026[1]	5,650	5,911
Novelis Corp. 4.75% 2030[1]	16,825	18,158
OCI NV 5.25% 2024[1]	15,861	16,505
Olin Corp. 9.50% 2025[1]	6,880	8,605
Olin Corp. 5.00% 2030	3,365	3,592
Owens-Illinois, Inc. 5.875% 2023[1]	26,830	28,792
Owens-Illinois, Inc. 6.375% 2025[1]	5,341	5,932
Plastipak Holdings, Inc. 6.25% 2025[1]	4,910	5,067
Rayonier A.M. Products Inc. 7.625% 2026[1]	12,235	12,773
S.P.C.M. SA 4.875% 2025[1]	16,237	16,765
Scotts Miracle-Gro Co. 4.50% 2029	10,276	11,105
Sealed Air Corp. 4.875% 2022[1]	8,590	9,025
Sealed Air Corp. 5.25% 2023[1]	4,548	4,849
Sealed Air Corp. 4.00% 2027[1]	10,395	11,123
Silgan Holdings Inc. 4.125% 2028	12,765	13,292
Summit Materials, Inc. 6.50% 2027[1]	5,478	5,840
Summit Materials, Inc. 5.25% 2029[1]	22,705	23,869
Trivium Packaging BV 5.50% 2026[1]	8,352	8,848
Trivium Packaging BV 8.50% 2027[1]	5,192	5,694
Tronox Ltd. 5.75% 2025[1]	5,830	6,063
Tronox Ltd. 6.50% 2026[1]	23,410	24,405
Valvoline Inc. 4.375% 2025	8,830	9,124
American High-Income Trust — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Valvoline Inc. 4.25% 2030[1]	$7,432	$7,889
Valvoline Inc. 3.625% 2031[1]	10,905	11,229
Venator Materials Corp. 5.75% 2025[1]	73,958	69,289
Venator Materials Corp. 9.50% 2025[1]	63,840	69,905
W. R. Grace & Co. 4.875% 2027[1]	13,795	14,647
Warrior Met Coal, Inc. 8.00% 2024[1]	23,261	23,803
		1,969,098
Industrials 8.58%
ADT Corp. 3.50% 2022	19,500	20,048
Aircastle Ltd. 5.25% 2025[1]	11,150	12,290
Alaska Air Group, Inc. 4.80% 2027[1]	10,025	11,074
Allison Transmission Holdings, Inc. 3.75% 2031[1]	42,600	43,665
ASGN Inc. 4.625% 2028[1]	5,918	6,165
Associated Materials, LLC 9.00% 2025[1]	32,952	35,011
ATS Automation Tooling Systems Inc. 4.125% 2028[1]	4,825	4,921
Aviation Capital Group LLC 5.50% 2024[1]	8,850	9,804
Avis Budget Car Rental, LLC 5.75% 2027[1]	39,135	40,040
Avis Budget Group, Inc. 6.375% 2024[1]	23,251	23,760
Avis Budget Group, Inc. 5.25% 2025[1]	6,338	6,382
Avis Budget Group, Inc. 10.50% 2025[1]	16,600	19,619
Avolon Holdings Funding Ltd. 5.25% 2024[1]	17,340	18,871
Avolon Holdings Funding Ltd. 4.25% 2026[1]	3,768	4,062
Boeing Company 4.508% 2023	470	508
Boeing Company 5.04% 2027	450	527
Boeing Company 3.625% 2031	21,350	23,428
Boeing Company 3.50% 2039	1,090	1,104
Boeing Company 5.705% 2040	410	531
Boeing Company 3.90% 2049	540	573
Boeing Company 3.75% 2050	5,675	5,968
Boeing Company 5.93% 2060	9,250	13,123
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	19,125	20,079
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	553	580
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,340	16,430
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	4,500	4,911
Bombardier Inc. 8.75% 2021[1]	10,540	10,979
Bombardier Inc. 5.75% 2022[1]	2,250	2,298
Bombardier Inc. 6.00% 2022[1]	2,000	1,968
Bombardier Inc. 6.125% 2023[1]	3,550	3,474
Bombardier Inc. 7.50% 2024[1]	5,085	4,891
Bombardier Inc. 7.50% 2025[1]	11,924	11,074
Bombardier Inc. 7.875% 2027[1]	37,840	34,850
Booz Allen Hamilton Inc. 3.875% 2028[1]	12,752	13,158
British Airways, Series 2020-1, Class B, 8.375% 2028[1]	3,355	3,716
British Airways, Series 2020-1, Class A, 4.25% 2032[1]	6,430	6,900
BWX Technologies, Inc. 4.125% 2028[1]	13,770	14,381
Clean Harbors, Inc. 4.875% 2027[1]	12,014	12,555
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	445	442
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	275	273
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	170	169
Covanta Holding Corp. 5.875% 2025	8,192	8,550
Covanta Holding Corp. 5.00% 2030	16,740	17,932
CP Atlas Buyer, Inc. 7.00% 2028[1]	8,100	8,419
Dun & Bradstreet Corp. 6.875% 2026[1]	19,123	20,593
American High-Income Trust — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Dun & Bradstreet Corp. 10.25% 2027[1]	$45,318	$51,201
F-Brasile SpA 7.375% 2026[1]	38,787	37,720
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[1]	6,530	6,848
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	7,555	8,674
Harsco Corp. 5.75% 2027[1]	10,175	10,779
Howmet Aerospace Inc. 6.875% 2025	23,298	27,521
Howmet Aerospace Inc. 6.75% 2028	1,715	2,099
Howmet Aerospace Inc. 5.95% 2037	5,500	6,634
IAA Spinco Inc. 5.50% 2027[1]	1,950	2,071
Icahn Enterprises Finance Corp. 4.75% 2024	24,005	24,973
JELD-WEN Holding, Inc. 4.875% 2027[1]	15,171	16,081
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2019-1, Class B, 8.00% 2027	2,675	2,906
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2020-1, Class A, 7.75% 2028	6,550	7,155
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	34,545	36,053
LABL Escrow Issuer, LLC 6.75% 2026[1]	10,725	11,635
LABL Escrow Issuer, LLC 10.50% 2027[1]	16,650	18,783
LBM Acquisition LLC 6.25% 2029[1]	6,675	6,957
MasTec, Inc. 4.50% 2028[1]	24,835	26,108
Meritor, Inc. 6.25% 2025[1]	9,500	10,284
Meritor, Inc. 4.50% 2028[1]	4,275	4,390
Moog Inc. 4.25% 2027[1]	2,169	2,253
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	9,150	9,407
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	4,375	4,762
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	22,475	25,467
Prime Security Services Borrower, LLC 3.375% 2027[1]	15,975	15,875
Prime Security Services Borrower, LLC 6.25% 2028[1]	11,833	12,720
R.R. Donnelley & Sons Co. 6.50% 2023	11,275	11,654
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.254% 2024[2,3]	5,880	5,733
Rexnord Corp. 4.875% 2025[1]	22,992	23,509
Rolls-Royce PLC 4.625% 2026	€5,275	6,992
Rolls-Royce PLC 5.75% 2027[1]	$30,495	33,811
Rolls-Royce PLC 5.75% 2027	£4,775	7,248
Sensata Technologies, Inc. 3.75% 2031[1]	$8,800	9,133
Signature Aviation PLC 4.00% 2028[1]	6,165	6,216
SkyMiles IP Ltd. 4.50% 2025[1]	4,800	5,132
SkyMiles IP Ltd. 4.75% 2028[1]	35,805	39,111
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[2,3]	6,350	6,597
Specialty Building Products Holdings LLC 6.375% 2026[1]	7,550	8,010
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.017% 2021[3]	7,111	7,021
Stericycle, Inc. 5.375% 2024[1]	20,884	21,818
Stericycle, Inc. 3.875% 2029[1]	8,910	9,166
The Brink’s Co. 4.625% 2027[1]	10,371	10,857
TransDigm Inc. 6.50% 2024	18,229	18,586
TransDigm Inc. 6.50% 2025	3,800	3,912
TransDigm Inc. 8.00% 2025[1]	19,372	21,456
TransDigm Inc. 6.25% 2026[1]	18,711	19,951
TransDigm Inc. 6.375% 2026	3,800	3,940
TransDigm Inc. 5.50% 2027	14,295	15,050
TransDigm Inc. 7.50% 2027	4,270	4,565
Triumph Group, Inc. 5.25% 2022	6,890	6,580
Triumph Group, Inc. 6.25% 2024[1]	6,080	6,042
Triumph Group, Inc. 8.875% 2024[1]	7,240	7,959
Triumph Group, Inc. 7.75% 2025[1]	6,940	6,367
Uber Technologies, Inc. 8.00% 2026[1]	8,710	9,499
American High-Income Trust — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Airlines Holdings, Inc. 6.50% 2027[1]	$70,665	$76,097
United Parcel Service, Inc. 3.125% 2021	4,300	4,304
United Rentals, Inc. 5.875% 2026	849	900
United Rentals, Inc. 5.25% 2030	5,484	6,098
United Rentals, Inc. 3.875% 2031	10,600	11,140
Vertical Holdco GMBH 7.625% 2028[1]	13,405	14,637
Vertical U.S. Newco Inc. 5.25% 2027[1]	49,738	52,816
Virgin Australia Holdings Ltd. 7.875% 2021[1,4]	6,675	551
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	4,055	3,876
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	29,051	27,553
WESCO Distribution, Inc. 7.125% 2025[1]	35,100	38,651
WESCO Distribution, Inc. 7.25% 2028[1]	33,430	38,067
Western Global Airlines LLC 10.375% 2025[1]	6,870	7,677
XPO Logistics, Inc. 6.75% 2024[1]	3,102	3,300
XPO Logistics, Inc. 6.25% 2025[1]	10,730	11,567
		1,542,601
Financials 6.49%
Advisor Group Holdings, LLC 6.25% 2028[1]	34,498	34,972
AG Merger Sub II, Inc. 10.75% 2027[1]	73,145	81,040
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	28,375	30,409
Ally Financial Inc. 8.00% 2031	30,063	43,464
American International Group, Inc. 4.375% 2050	4,194	5,492
AssuredPartners, Inc. 7.00% 2025[1]	4,937	5,132
AssuredPartners, Inc. 8.00% 2027[1]	17,707	19,273
AssuredPartners, Inc. 5.625% 2029[1]	6,395	6,683
CIT Group Inc. 4.125% 2021	9,320	9,353
Compass Diversified Holdings 8.00% 2026[1]	70,837	74,631
Credit Acceptance Corp. 5.125% 2024[1]	9,190	9,580
Credit Suisse Group AG, junior subordinated, 7.50% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 4.60% on 7/17/2023)[1,8]	2,295	2,507
Fairstone Financial Inc. 7.875% 2024[1]	20,483	21,774
Ford Motor Credit Co. 3.375% 2025	34,275	35,143
Freedom Mortgage Corp. 7.625% 2026[1]	10,900	11,543
FS Energy and Power Fund 7.50% 2023[1]	88,346	85,042
HUB International Ltd. 7.00% 2026[1]	42,167	44,140
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.00% 2025[2,3]	2,970	2,983
Icahn Enterprises Finance Corp. 6.25% 2022	37,291	37,467
Icahn Enterprises Finance Corp. 5.25% 2027	5,503	5,913
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	6,645	7,297
Ladder Capital Corp. 5.25% 2022[1]	7,025	7,073
Ladder Capital Corp. 4.25% 2027[1]	26,936	26,532
LD Holdings Group LLC 6.50% 2025[1]	10,900	11,500
LPL Financial Holdings Inc. 4.625% 2027[1]	18,146	18,838
MGIC Investment Corp. 5.25% 2028	7,625	8,173
MSCI Inc. 5.375% 2027[1]	10,945	11,711
MSCI Inc. 4.00% 2029[1]	15,793	16,846
MSCI Inc. 3.625% 2030[1]	3,759	3,935
MSCI Inc. 3.875% 2031[1]	27,015	28,602
National Financial Partners Corp. 6.875% 2028[1]	22,989	24,574
Nationstar Mortgage Holdings Inc. 5.50% 2028[1]	7,575	7,987
Nationstar Mortgage Holdings Inc. 5.125% 2030[1]	11,175	11,694
Navient Corp. 6.50% 2022	23,747	25,189
Navient Corp. 5.50% 2023	55,232	57,890
American High-Income Trust — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 7.25% 2023	$2,700	$2,964
Navient Corp. 5.875% 2024	23,815	25,363
Navient Corp. 6.125% 2024	22,308	23,883
Navient Corp. 6.75% 2026	5,210	5,689
Navient Corp. 5.00% 2027	55,622	56,185
Navient Corp. 5.625% 2033	29,712	28,579
New Residential Investment Corp. 6.25% 2025[1]	4,950	4,984
NMI Holdings, Inc. 7.375% 2025[1]	4,935	5,534
OneMain Holdings, Inc. 7.125% 2026	17,245	20,414
Owl Rock Capital Corp. 4.625% 2024[1]	9,835	10,082
Owl Rock Capital Corp. 3.75% 2025	12,093	12,559
Owl Rock Capital Corp. 4.00% 2025	449	469
Owl Rock Capital Corp. 3.375% 2026	5,685	5,766
PennyMac Financial Services, Inc. 5.375% 2025[1]	9,225	9,767
Quicken Loans, LLC 3.625% 2029[1]	6,605	6,750
Springleaf Finance Corp. 6.125% 2024	21,633	23,661
Springleaf Finance Corp. 6.625% 2028	4,960	5,898
Springleaf Finance Corp. 5.375% 2029	6,627	7,472
Starwood Property Trust, Inc. 5.00% 2021	33,169	33,808
Starwood Property Trust, Inc. 5.50% 2023[1]	6,695	7,005
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 1.06% 2025 (72.22% PIK)[2,3,5]	16,395	16,223
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.254% 2026[2,3]	28,629	19,844
		1,167,281
Information technology 4.25%
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[2,3]	3,915	3,844
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	60,499	60,825
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[2,3]	17,170	17,309
Austin BidCo Inc. 7.125% 2028[1]	17,595	18,398
Austin BidCo Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.732% 2027[2,3]	3,925	3,922
Avaya Inc. 6.125% 2028[1]	7,090	7,587
Banff Merger Sub Inc. 9.75% 2026[1]	32,042	34,644
Black Knight Inc. 3.625% 2028[1]	21,350	21,884
Blue Yonder Group, Inc. 4.25% 2026[1]	12,575	12,905
BMC Software, Inc. 7.125% 2025[1]	6,940	7,543
BMC Software, Inc. 9.125% 2026[1]	9,220	9,946
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.504% 2025[2,3]	11,318	11,295
CommScope Finance LLC 6.00% 2026[1]	10,242	10,804
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.004% 2023[2,3]	5,227	5,109
Diebold Nixdorf, Inc. 9.375% 2025[1]	93,825	105,260
Diebold, Inc. 8.50% 2024	24,505	24,842
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	16,730	18,278
Gartner, Inc. 4.50% 2028[1]	39,030	41,225
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 7.647% 2025[2,3]	9,302	9,343
J2 Global, Inc. 4.625% 2030[1]	5,390	5,697
Logan Merger Sub, Inc. 5.50% 2027[1]	12,450	13,057
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 4.004% 2024[2,3]	12,609	12,628
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	25,464	25,591
Open Text Corp. 3.875% 2028[1]	6,454	6,707
Open Text Corp. 4.125% 2030[1]	7,130	7,598
PTC Inc. 3.625% 2025[1]	216	222
American High-Income Trust — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Sabre GLBL Inc. 7.375% 2025[1]	$10,750	$11,680
Sabre Holdings Corp. 5.25% 2023[1]	1,394	1,415
Sabre Holdings Corp. 9.25% 2025[1]	7,029	8,373
Shift4 Payments LLC 4.625% 2026[1]	4,625	4,822
Solera Holdings, Inc. 10.50% 2024[1]	7,724	8,014
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	3,342	3,365
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	33,050	34,083
Unisys Corp. 6.875% 2027[1]	38,965	42,667
VeriSign, Inc. 4.625% 2023	4,821	4,872
VeriSign, Inc. 5.25% 2025	3,068	3,492
Veritas Holdings Ltd. 7.50% 2023[1]	26,446	26,559
Veritas Holdings Ltd. 10.50% 2024[1]	10,467	10,683
Veritas Holdings Ltd. 7.50% 2025[1]	53,405	54,874
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[2,3]	3,195	3,193
ViaSat, Inc. 5.625% 2027[1]	2,445	2,572
Xerox Corp. 4.125% 2023	3,854	4,054
Xerox Corp. 5.00% 2025[1]	4,000	4,262
Xerox Corp. 5.50% 2028[1]	37,200	39,545
		764,988
Consumer staples 3.33%
Albertsons Companies Inc. 3.50% 2023[1]	10,797	11,078
Albertsons Companies, Inc. 3.50% 2029[1]	23,550	23,821
Albertsons Companies, Inc. 4.875% 2030[1]	5,915	6,524
B&G Foods, Inc. 5.25% 2025	48,026	49,635
B&G Foods, Inc. 5.25% 2027	25,552	27,191
Brasil Foods SA 5.75% 2050[1]	6,490	7,232
C&S Wholsesale Grocers Inc. 5.00% 2028[1]	11,175	11,160
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	5,070	5,425
Central Garden & Pet Co. 4.125% 2030	9,556	9,980
Darling Ingredients Inc. 5.25% 2027[1]	10,301	10,972
Edgewell Personal Care Co. 5.50% 2028[1]	4,775	5,138
Energizer Holdings, Inc. 7.75% 2027[1]	6,176	6,868
Energizer Holdings, Inc. 4.375% 2029[1]	9,560	9,914
H.J. Heinz Co. 3.875% 2027[1]	17,995	19,406
H.J. Heinz Co. 4.25% 2031[1]	16,793	18,730
H.J. Heinz Co. 4.625% 2039[1]	2,950	3,300
H.J. Heinz Co. 5.50% 2050[1]	20,785	26,248
Kraft Heinz Company 3.95% 2025	11,648	12,833
Kraft Heinz Company 3.00% 2026	10,820	11,304
Kraft Heinz Company 3.75% 2030[1]	2,285	2,443
Kraft Heinz Company 5.00% 2042	7,090	8,319
Kraft Heinz Company 5.20% 2045	6,760	8,038
Kraft Heinz Company 4.375% 2046	48,149	52,097
Kraft Heinz Company 4.875% 2049[1]	14,565	16,993
Kronos Acquisition Holdings Inc. 5.00% 2026[1]	8,815	9,212
Kronos Acquisition Holdings Inc. 7.00% 2027[1]	8,560	8,979
Lamb Weston Holdings, Inc. 4.625% 2024[1]	7,754	8,103
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.00%) 4.254% 2026[2,3]	21,816	21,908
Post Holdings, Inc. 5.00% 2026[1]	24,302	25,134
Post Holdings, Inc. 5.625% 2028[1]	15,185	16,200
Post Holdings, Inc. 5.50% 2029[1]	14,799	16,168
Post Holdings, Inc. 4.625% 2030[1]	58,671	61,793
Prestige Brands International Inc. 6.375% 2024[1]	5,843	5,982
American High-Income Trust — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Prestige Brands International Inc. 5.125% 2028[1]	$11,533	$12,319
Spectrum Brands Inc. 5.75% 2025	3,272	3,383
TreeHouse Foods, Inc. 6.00% 2024[1]	23,641	24,146
TreeHouse Foods, Inc. 4.00% 2028	3,650	3,782
United Natural Foods, Inc. 6.75% 2028[1]	15,930	16,686
		598,444
Utilities 3.03%
AES Corp. 3.30% 2025[1]	15,600	17,024
AES Corp. 3.95% 2030[1]	17,025	19,277
AES Panama Generation Holdings SRL 4.375% 2030[1]	2,385	2,583
AmeriGas Partners, LP 5.75% 2027	5,878	6,704
Calpine Corp. 5.25% 2026[1]	6,152	6,373
Calpine Corp. 4.50% 2028[1]	4,000	4,166
Calpine Corp. 5.125% 2028[1]	8,282	8,724
Calpine Corp. 5.00% 2031[1]	15,000	15,698
DPL Inc. 4.125% 2025[1]	16,720	18,071
DPL Inc. 4.35% 2029	5,850	6,571
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[8]	18,225	21,332
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,8]	13,787	16,135
Enfragen Energia Sur SA 5.375% 2030[1]	9,700	10,088
FEL Energy VI SARL 5.75% 2040[1]	9,475	10,101
FirstEnergy Corp. 3.90% 2027 (4.40% on 1/16/2021)[8]	550	607
FirstEnergy Corp. 7.375% 2031	6,408	9,144
FirstEnergy Corp. 4.85% 2047 (5.10% on 1/15/2021)[8]	6,825	8,494
FirstEnergy Corp. 3.40% 2050	19,900	19,131
NextEra Energy Partners, LP 4.25% 2024[1]	3,163	3,388
NextEra Energy Partners, LP 3.875% 2026[1]	2,373	2,538
NGL Energy Partners LP 7.50% 2026	24,293	15,107
NRG Energy, Inc. 7.25% 2026	10,807	11,418
NRG Energy, Inc. 3.375% 2029[1]	10,975	11,257
NRG Energy, Inc. 3.625% 2031[1]	20,975	21,618
Pacific Gas and Electric Co. 3.75% 2028	9,460	10,342
Pacific Gas and Electric Co. 4.55% 2030	8,203	9,353
Pacific Gas and Electric Co. 2.50% 2031	2,000	2,005
Pacific Gas and Electric Co. 3.30% 2040	4,540	4,537
Pacific Gas and Electric Co. 3.50% 2050	8,040	8,009
Pacific Gas and Electric Co. 4.95% 2050	6,675	7,961
PG&E Corp. 5.00% 2028	34,320	36,596
PG&E Corp. 5.25% 2030	15,455	17,020
PG&E Corp., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2025[2,3]	17,705	17,948
Talen Energy Corp. 6.50% 2025	715	585
Talen Energy Corp. 10.50% 2026[1]	70,447	62,841
Talen Energy Corp. 7.25% 2027[1]	63,282	67,502
Talen Energy Supply, LLC 7.625% 2028[1]	22,350	24,124
UEP Penonome II SA 6.50% 2038[1]	4,390	4,584
Vistra Operations Co. LLC 3.55% 2024[1]	5,769	6,250
		545,206
Real estate 2.60%
Brookfield Property REIT Inc. 5.75% 2026[1]	80,596	79,665
Communications Sales & Leasing, Inc. 6.00% 2023[1]	4,650	4,752
Diversified Healthcare Trust 4.75% 2024	4,950	5,096
American High-Income Trust — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Diversified Healthcare Trust 9.75% 2025	$6,800	$7,727
Hospitality Properties Trust 7.50% 2025	4,209	4,853
Howard Hughes Corp. 5.375% 2025[1]	71,697	74,117
Howard Hughes Corp. 5.375% 2028[1]	38,195	41,150
Iron Mountain Inc. 4.875% 2027[1]	36,285	38,023
Iron Mountain Inc. 5.00% 2028[1]	10,751	11,435
Iron Mountain Inc. 5.25% 2028[1]	26,460	27,973
Iron Mountain Inc. 5.25% 2030[1]	48,500	52,441
Iron Mountain Inc. 4.50% 2031[1]	31,165	32,684
Ladder Capital Corp. 5.25% 2025[1]	1,830	1,829
Medical Properties Trust, Inc. 5.00% 2027	19,172	20,428
Medical Properties Trust, Inc. 3.50% 2031	20,472	21,176
Park Hotels & Resorts Inc. 7.50% 2025[1]	4,700	5,085
QTS Realty Trust, Inc. 3.875% 2028[1]	8,900	9,089
Realogy Corp. 9.375% 2027[1]	10,775	11,954
Realogy Group LLC 7.625% 2025[1]	3,645	3,963
Service Properties Trust 5.50% 2027	5,795	6,339
Xenia Hotels & Resorts, Inc. 6.375% 2025[1]	7,850	8,296
		468,075
Total corporate bonds, notes & loans		16,195,458
U.S. Treasury bonds & notes 0.23% U.S. Treasury 0.23%
U.S. Treasury 2.625% 2021[11]	40,000	40,953
Asset-backed obligations 0.01%
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,12]	854	867
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	50	50
Total bonds, notes & other debt instruments (cost: $15,798,546,000)		16,237,328
Convertible bonds & notes 0.67% Communication services 0.38%
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	3,500	5,126
DISH DBS Corp., convertible notes, 3.375% 2026	42,635	40,748
Liberty Broadband Corp., convertible notes, 2.75% 2050[1]	5,679	6,089
Live Nation Entertainment, Inc., convertible notes, 2.125% 2025[1]	4,500	4,807
Match Group Financeco 2 Inc., convertible notes, 0.875% 2026[1]	3,200	5,858
Twitter, Inc., convertible notes, 0.25% 2024	1,350	1,635
Zillow Group, Inc., convertible notes, 1.50% 2023	3,000	5,108
		69,371
Information technology 0.15%
LivePerson, Inc., convertible notes, 0% 2026[1]	3,682	4,040
Sabre Holdings Corp., convertible notes, 4.00% 2025[1]	9,265	16,672
Shift4 Payments, Inc., convertible notes, 0% 2025[1]	4,747	5,817
		26,529
American High-Income Trust — Page 18 of 27

unaudited
Convertible bonds & notes (continued) Industrials 0.08%	Principal amount (000)	Value (000)
American Airlines Group Inc., convertible notes, 6.50% 2025	$3,200	$4,027
Southwest Airlines Co., convertible notes, 1.25% 2025	3,631	5,292
Uber Technologies, Inc., convertible notes, 0% 2025[1]	4,700	4,832
		14,151
Consumer discretionary 0.05%
NCL Corp. Ltd., convertible notes, 5.375% 2025[1]	2,530	4,294
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[1]	3,350	4,470
		8,764
Energy 0.01%
Mesquite Energy Inc., convertible notes, 15.04% 2023 (100% PIK)[1,5,6,7]	2,037	2,036
Total convertible bonds & notes (cost: $108,988,000)		120,851
Convertible stocks 0.38% Financials 0.22%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	26,724	32,100
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	117,833	7,103
		39,203
Utilities 0.08%
PG&E Corp., convertible preferred units, 5.50% 2023[13]	57,000	7,002
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	75,000	3,813
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	33,000	2,047
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	30,000	1,503
		14,365
Health care 0.04%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	3,140	4,085
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	33,765	3,700
		7,785
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,370	6,216
Total convertible stocks (cost: $56,722,000)		67,569
Preferred securities 0.16% Consumer discretionary 0.15%
MYT Holding LLC, Series A, preferred shares[6,13]	23,426,848	26,941
Financials 0.01%
Ladenburg Thalmann Financial Services Inc., noncumulative, preferred shares	80,000	1,341
Energy 0.00%
McDermott International, Inc., 8.00-8.75% cumulative, preferred shares[6,7,13]	1,130	565
Total preferred securities (cost: $23,012,000)		28,847
American High-Income Trust — Page 19 of 27

unaudited
Common stocks 3.19% Energy 0.95%	Shares	Value (000)
Denbury Inc.[13]	2,401,805	$61,702
Oasis Petroleum Inc.[10,13]	1,554,389	57,606
Ascent Resources - Utica, LLC, Class A6,7,13,14	90,532,504	19,917
Weatherford International[13]	1,985,283	11,912
Tribune Resources, LLC[6,7,10,13]	6,028,136	5,486
McDermott International, Inc.[13]	5,667,325	4,590
California Resources Corp.[13]	183,103	4,319
Whiting Petroleum Corp.[13]	123,124	3,078
Southwestern Energy Co.[13]	229,524	684
Mesquite Energy, Inc.[6,7,13]	109,992	660
Tapstone Energy, LLC[1,6,7,10,13]	498,479	5
Sable Permian Resources, LLC, units[6,7,13]	179,034,416	—[9]
Petroplus Holdings AG6,7,13	3,360,000	—[9]
		169,959
Health care 0.82%
Rotech Healthcare Inc.[6,7,10,13,14]	1,916,276	136,056
Advanz Pharma Corp. Ltd.[10,13,14]	2,244,779	9,899
Advanz Pharma Corp. Ltd.[10,13]	433,351	1,911
		147,866
Industrials 0.60%
Associated Materials Group Inc.[6,7,13]	13,950,409	87,608
ACR III LSC Holdings LLC[6,7,13]	14,075	21,185
		108,793
Consumer discretionary 0.24%
MYT Holding Co., Class B6,10,13	7,468,377	20,165
NMG Parent LLC[6,13]	192,637	12,714
NMG Parent LLC[1,6,7,13]	21,825	1,008
Chewy, Inc., Class A13	52,200	4,692
Scientific Games Corp.[13]	105,000	4,357
		42,936
Materials 0.21%
Hexion Holdings Corp., Class B10,13	3,103,813	38,022
Information technology 0.15%
MoneyGram International, Inc.[13]	1,572,886	8,596
Diebold Nixdorf, Inc.[13]	685,000	7,302
Snowflake Inc., Class A13	20,500	5,769
C3.ai, Inc., Class A13	32,000	4,440
		26,107
Financials 0.13%
Navient Corp.	1,250,000	12,275
Jonah Energy Parent LLC[6,7,13]	747,471	11,212
		23,487
American High-Income Trust — Page 20 of 27

unaudited
Common stocks (continued) Communication services 0.06%	Shares	Value (000)
iHeartMedia, Inc., Class A13	378,645	$4,915
Cumulus Media Inc., Class A13	561,642	4,897
Clear Channel Outdoor Holdings, Inc.[13]	890,868	1,470
		11,282
Utilities 0.03%
Vistra Corp.	299,690	5,892
Real estate 0.00%
VICI Properties Inc. REIT	17,686	451
Total common stocks (cost: $745,932,000)		574,795
Rights & warrants 0.01% Consumer discretionary 0.01%
NMG Parent LLC, warrants, expire 2027[6,13]	407,047	1,140
Energy 0.00%
California Resources Corp., warrants, 2024[13]	16,108	64
Denbury Inc, warrants, Series B, expire 2023[1,13]	155	1
McDermott International, Inc., warrants, expire 2027[6,13]	845,563	—[9]
Tribune Resources, LLC, Class A, warrants, expire 2023[6,7,10,13]	2,032,968	—[9]
Tribune Resources, LLC, Class B, warrants, expire 2023[6,7,10,13]	1,581,198	—[9]
Tribune Resources, LLC, Class C, warrants, expire 2023[6,7,10,13]	1,480,250	—[9]
		65
Total rights & warrants (cost: $4,576,000)		1,205
Short-term securities 3.84% Money market investments 3.84%
Capital Group Central Cash Fund 0.12%[10,15]	6,907,109	690,780
Total short-term securities (cost: $690,950,000)		690,780
Total investment securities 98.54% (cost: $17,428,726,000)		17,721,375
Other assets less liabilities 1.46%		263,359
Net assets 100.00%		$17,984,734
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 12/31/2020[17] (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	423	March 2021	$(42,300)	$(66,140)	$151
10 Year U.S. Treasury Note Futures	Short	1,420	March 2021	(142,000)	(196,071)	(473)
						$(322)
American High-Income Trust — Page 21 of 27

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2020 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 12/31/2020 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$263,300	$(6,442)	$(6,558)	$116
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	364,200	(33,916)	(22,877)	(11,039)
					$(29,435)	$(10,923)
Investments in affiliates10

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.02%
Health care 0.02%
Concordia International Corp. 8.00% 2024	$3,202	$—	$—	$—	$98	$3,300	$53
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3]	873	—	5	1	3	872	12
						4,172
Common stocks 1.50%
Energy 0.35%
Oasis Petroleum Inc.[11]	—	70,540	—	—	(12,934)	57,606	—
Tribune Resources, LLC[6,7,11]	5,425	—	—	—	61	5,486	—
Tapstone Energy, LLC[1,6,7,11]	5	—	—	—	—	5	—
Ascent Resources - Utica, LLC, Class A6,7,11,14,18	19,012	—	—	—	905	—	—
						63,097
Health care 0.83%
Rotech Healthcare Inc.[6,7,11,14]	111,144	—	—	—	24,912	136,056	—
Advanz Pharma Corp. Ltd.[11,14]	11,302	—	—	—	(1,403)	9,899	—
Advanz Pharma Corp. Ltd.[11]	2,182	—	—	—	(271)	1,911	—
						147,866
Consumer discretionary 0.11%
MYT Holding Co., Class B6,11	7,069	26	—	—	13,070	20,165	—
Materials 0.21%
Hexion Holdings Corp., Class B11	30,095	1,898	—	—	6,029	38,022	—
Total common stocks						269,150
Rights & warrants 0.00%
Energy 0.00%
Tribune Resources, LLC, Class A, warrants, expire 2023[6,7,11]	—[9]	—	—	—	—	—[9]	—
Tribune Resources, LLC, Class B, warrants, expire 2023[6,7,11]	—[9]	—	—	—	—	—[9]	—
Tribune Resources, LLC, Class C, warrants, expire 2023[6,7,11]	—[9]	—	—	—	—	—[9]	—
						—[9]
American High-Income Trust — Page 22 of 27

unaudited
Investments in affiliates10  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend or interest income (000)
Short-term securities 3.84%
Money market investments 3.84%
Capital Group Central Cash Fund 0.12%[15]	$617,276	$1,222,910	$1,149,406	$—[9]	$—[9]	$690,780	$218
Total 5.36%				$1	$30,470	$964,102	$283
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,848,164,000, which represented 60.32% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $609,297,000, which represented 3.39% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $409,426,000, which represented 2.28% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Step bond; coupon rate may change at a later date.
[9]	Amount less than one thousand.
[10]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $30,154,000, which represented .17% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[15]	Rate represents the seven-day yield at 12/31/2020.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
[18]	Unaffiliated issuer at 12/31/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$41,128	$136,056.76%
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	19,917.11
Advanz Pharma Corp. Ltd.	8/31/2018	28,414	9,899.06
Total private placement securities		$ 73,882	$165,872.93%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $152,633,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $443,457,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,133,811	$61,647	$16,195,458
U.S. Treasury bonds & notes	—	40,953	—	40,953
Asset-backed obligations	—	867	—	867
Municipals	—	50	—	50
Convertible bonds & notes	—	118,815	2,036	120,851
Convertible stocks	35,469	32,100	—	67,569
Preferred securities	1,341	26,941	565	28,847
Common stocks	258,779	32,879	283,137	574,795
Rights & warrants	65	1,140	—[1]	1,205
Short-term securities	690,780	—	—	690,780
Total	$986,434	$16,387,556	$347,385	$17,721,375
	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$151	$—	$—	$151
Unrealized appreciation on credit default swaps	—	116	—	116
Liabilities:
Unrealized depreciation on futures contracts	(473)	—	—	(473)
Unrealized depreciation on credit default swaps	—	(11,039)	—	(11,039)
Total	$(322)	$(10,923)	$—	$(11,245)
[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2020 (dollars in thousands):
	Beginning value at 10/1/2020	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 12/31/2020
Investment securities	$336,162	$—	$55,194	$(79,234)	$(1,522)	$36,785	$—	$347,385
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020								$28,937
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
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unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2020	Valuation techniques	Unobservable input(s)	Range (if appropriate)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$61,647	Estimated recovery value	Exchange terms	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	2,036	Transaction price	N/A	N/A	N/A	N/A
Preferred securities	565	Estimated recovery value	Risk discount	50%	50%	Decrease
			Par value	N/A	N/A	N/A
Common stocks	283,137	Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Par value	N/A	N/A	N/A
			Adjustment based on market decline	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	7.5x	7.5x	Increase
			EV/EBITDA less CapEx multiple	10.2x - 23.0x	18.0x	Increase
			Discount to EV/EBITDA less CapEx multiple	50%	50%	Decrease
			DLOM	17% - 22%	19%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to discounted cash flow	50%	N/A	N/A
		Discounted cash flow	Proved reserves	$53.7 million	$53.7 million	Increase
			Discount rate	9%	9%	Decrease
		Recent market information	Quoted price	N/A	N/A	N/A
			DLOM	30%	30%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
Rights & warrants	—[3]	Black-Scholes	Implied volatility	30%	30%	Increase
			Underlying share price	N/A	N/A	N/A
	$347,385
[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3Amount less than one thousand.
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unaudited
Key to abbreviations and symbols
Auth. = Authority
£ = British pounds
CapEx = Capital expenditure
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
€ = Euros
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
YTM = Yield to maturity
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-021-0221O-S78073	American High-Income Trust — Page 27 of 27